Average Annual Total Returns - FidelityAdvisorMortgageSecuritiesFund-AMCIZPRO - FidelityAdvisorMortgageSecuritiesFund-AMCIZPRO - Fidelity Advisor Mortgage Securities Fund	Oct. 30, 2024
Fidelity Advisor Mortgage Securities Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	0.35%
Past 5 years	(0.90%)
Past 10 years	0.62%
Fidelity Advisor Mortgage Securities Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(0.95%)
Past 5 years	(1.67%)
Past 10 years	(0.22%)
Fidelity Advisor Mortgage Securities Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	0.18%
Past 5 years	(0.98%)
Past 10 years	0.12%
Fidelity Advisor Mortgage Securities Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	2.72%
Past 5 years	(0.87%)
Past 10 years	0.43%
Fidelity Advisor Mortgage Securities Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	0.36%
Past 5 years	(0.90%)
Past 10 years	0.62%
Fidelity Advisor Mortgage Securities Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	4.84%
Past 5 years	0.19%
Past 10 years	1.33%
Fidelity Advisor Mortgage Securities Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	4.99%
Past 5 years	0.32%
Since Inception	0.69%	[1]
LB001
Average Annual Return:
Past 1 year	5.53%
Past 5 years	1.10%
Past 10 years	1.81%
LB006
Average Annual Return:
Past 1 year	5.05%
Past 5 years	0.25%
Past 10 years	1.38%

[1]	A From October 2, 2018 .